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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):  /__/ is a restatement.
                                        /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Silver Lake Group, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alan K. Austin
Title:         Managing Director and Executive Vice President
Phone:         (650) 233-8149

Signature, Place, and Date of Signing:


/s/ Alan K. Austin       Menlo Park, CA          February 10, 2010
------------------       --------------          -----------------
[Signature]              [City, State]           [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/X/13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/__/13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/__/13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     7
Form 13F Information Table Value Total:     $1,472,328 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.  Form 13F File Number  Name
---  --------------------  --------------------------------------------
1.              028-12356  Silver Lake Technology Associates, L.L.C.
---  --------------------  --------------------------------------------
2.              028-12358  Silver Lake Technology Management, L.L.C.
---  --------------------  --------------------------------------------
3.              028-13516  Silver Lake Technology Associates II, L.L.C.

                           FORM 13F INFORMATION TABLE
                           SILVER LAKE GROUP, L.L.C.
                     FOR QUARTER ENDED - DECEMBER 31, 2009








Name of                     Title of                     Value                         SH/
 Issuer                     Class             CUSIP        (x $1000)  Shrs or prn amt  PRN  Put/Call  Investment Discretion



AVAGO
TECHNOLOGIES LTD            SHS               Y0486S104  $1,253,212        68,518,966  SH             OTHER
--------------------------  ----------------  ---------
NASDAQ
OMX GROUP INC               COM               631103108  $  192,275         9,701,040  SH             OTHER
--------------------------  ----------------  ---------  -----------  ---------------  ---            ---------------------
FINISAR
 CORP                       COM NEW           31787A507  $    1,115           125,000  SH             OTHER
--------------------------  ----------------  ---------  -----------  ---------------  ---            ---------------------
CHIPMOS
TECH BERMUDA LTD            SHS               G2110R106  $      239           336,930  SH             OTHER
--------------------------  ----------------  ---------  -----------  ---------------  ---            ---------------------
EVERGREEN
SOLAR INC                   NOTE 4.000% 7/1   30033RAC2  $    4,704         9,089,000  PRN            OTHER
--------------------------  ----------------  ---------  -----------  ---------------  ---            ---------------------
POWERWAVE TECHNOLOGIES INC  NOTE 1.875% 11/1  739363AD1  $   17,448        20,348,000  PRN            OTHER
--------------------------  ----------------  ---------  -----------  ---------------  ---            ---------------------
POWERWAVE TECHNOLOGIES INC  NOTE 3.875% 10/0  739363AF6  $    3,335         5,150,000  PRN            OTHER
--------------------------  ----------------  ---------  -----------  ---------------  ---            ---------------------






Name of                     Other     Voting
 Issuer                     Managers  Authority
                                      ---------
                                      Sole       Shared      None
                                      ---------  ----------  ----
AVAGO
TECHNOLOGIES LTD                 ---             68,518,966
--------------------------                       ----------
NASDAQ
OMX GROUP INC                   1, 3              9,701,040
--------------------------  --------             ----------
FINISAR
 CORP                              2                125,000
--------------------------  --------             ----------
CHIPMOS
TECH BERMUDA LTD                   2                336,930
--------------------------  --------             ----------
EVERGREEN
SOLAR INC                          2              9,089,000
--------------------------  --------             ----------
POWERWAVE TECHNOLOGIES INC         2             20,348,000
--------------------------  --------             ----------
POWERWAVE TECHNOLOGIES INC         2              5,150,000
--------------------------  --------             ----------